Consolidated Statements of Comprehensive Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Net Income	$ 1,954,949	$ 1,795,375	$ 1,842,913
Unrealized Gains On Securities:
Unrealized Holding Gains (Losses) On Securities Available For Sale, Net Of Taxes Of $909,507 At December 31, 2012; $2,649,001 At March 31, 2012; And $16,937 At March 31, 2011	1,483,932	4,322,055	(27,634)
Reclassification Adjustment For Gains Included In Net Income, Net Of Taxes Of $359,281 At December 31, 2012; $874,097 At March 31, 2012; And $577,828 At March 31, 2011	(586,195)	(1,426,157)	(942,771)
Other Comprehensive Income (Loss)	897,737	2,895,898	(970,405)
Comprehensive Income	$ 2,852,686	$ 4,691,273	$ 872,508